Business segment information	6 Months Ended
Jun. 30, 2024
Business segment information
Business segment information

3) Business segment information

Description of the business segments

Financial information by business segment is reported in accordance with the internal reporting system and shows internal segment information that is used to manage and measure the performance of TotalEnergies and which is reviewed by the main operational decision-making body of TotalEnergies, namely the Executive Committee.

The operational profit and assets are broken down by business segment prior to the consolidation and inter-segment adjustments.

Sales prices for transactions between business segments approximate market prices.

The reporting structure for the business segments’ financial information is based on the following five business segments:

-	An Exploration & Production segment that encompasses the activities of exploration and production of oil and natural gas, conducted in about 50 countries;
-	An Integrated LNG segment covering the integrated gas chain (including upstream and midstream LNG activities) as well as biogas, hydrogen and gas trading activities;
-	An Integrated Power segment covering generation, storage, electricity trading and B2B-B2C distribution of gas and electricity;
-

A Refining & Chemicals segment constituting a major industrial hub comprising the activities of refining, petrochemicals and specialty chemicals. This segment also includes the activities of oil Supply, Trading and marine Shipping;

-	A Marketing & Services segment including the global activities of supply and marketing in the field of petroleum products;

In addition the Corporate segment includes holdings operating and financial activities.

Definition of the indicators

Adjusted Net Operating Income

TotalEnergies measures performance at the segment level on the basis of adjusted net operating income. Adjusted net operating income comprises operating income of the relevant segment after deducting the amortization and the depreciation of intangible assets other than mineral interest, translation adjustments and gains or losses on the sale of assets, as well as all other income and expenses related to capital employed

(dividends from non-consolidated companies, income from equity affiliates and capitalized interest expenses) and after income taxes applicable to the above, excluding the effect of the adjustments describe below.

The income and expenses not included in net operating income adjusted that are included in net income TotalEnergies share are interest expenses related to net financial debt, after applicable income taxes (net cost of net debt), non-controlling interests, and the adjusted items.

Adjustment items include:

a)	Special items

Due to their unusual nature or particular significance, certain transactions qualifying as “special items” are excluded from the business segment figures. In general, special items relate to transactions that are significant, infrequent or unusual. However, in certain instances, transactions such as restructuring costs or assets disposals, which are not considered to be representative of the normal course of business, may qualify as special items although they may have occurred in prior years or are likely to occur in following years.

b)	The inventory valuation effect

In accordance with IAS 2, TotalEnergies values inventories of petroleum products in its financial statements according to the First-in, First-Out (FIFO) method and other inventories using the weighted-average cost method. Under the FIFO method, the cost of inventory is based on the historic cost of acquisition or manufacture rather than the current replacement cost. In volatile energy markets, this can have a significant distorting effect on the reported income. Accordingly, the adjusted results of the Refining & Chemicals and Marketing & Services segments are presented according to the replacement cost method. This method is used to assess the segments’ performance and facilitate the comparability of the segments’ performance with those of its main competitors.

In the replacement cost method, which approximates the Last-In, First-Out (LIFO) method, the variation of inventory values in the statement of income is, depending on the nature of the inventory, determined using either the month-end prices differential between one period and another or the average prices of the period rather than the historical value. The inventory valuation effect is the difference between the results under the FIFO and the replacement cost method.

c)	Effect of changes in fair value

The effect of changes in fair value presented as an adjustment item reflects for trading inventories and storage contracts, differences between internal measures of performance used by TotalEnergies’ Executive Committee and the accounting for these transactions under IFRS.

IFRS requires that trading inventories be recorded at their fair value using period end spot prices. In order to best reflect the management of economic exposure through derivative transactions, internal indicators used to measure performance include valuations of trading inventories based on forward prices.

TotalEnergies, in its trading activities, enters into storage contracts, whose future effects are recorded at fair value in TotalEnergies’ internal economic performance. IFRS precludes recognition of this fair value effect.

Furthermore, TotalEnergies enters into derivative instruments to risk manage certain operational contracts or assets. Under IFRS, these derivatives are recorded at fair value while the underlying operational transactions are recorded as they occur. Internal indicators defer the fair value on derivatives to match with the transaction occurrence.

3.1) Information by business segment

1st half 2024	Exploration			Refining	Marketing
	&	Integrated	Integrated	&	&
(M$)	Production	LNG	Power	Chemicals	Services	Corporate	Intercompany	Total
External sales	2,734	4,645	11,546	49,049	42,029	18	-	110,021
Intersegment sales	19,531	5,606	1,159	16,346	433	140	(43,215)	-
Excise taxes	-	-	-	(378)	(8,577)	-	-	(8,955)
Revenues from sales	22,265	10,251	12,705	65,017	33,885	158	(43,215)	101,066
Operating expenses	(9,113)	(7,706)	(12,071)	(62,535)	(32,697)	(547)	43,215	(81,454)
Depreciation, depletion and impairment of tangible assets and mineral interests	(3,824)	(631)	(202)	(792)	(414)	(55)	-	(5,918)
Net income (loss) from equity affiliates and other items	238	1,021	(589)	55	1,396	56	-	2,177
Tax on net operating income	(4,424)	(535)	(119)	(315)	(209)	32	-	(5,570)
Adjustments (a)	(75)	26	(1,389)	(171)	1,327	(13)	-	(295)
Adjusted net operating income	5,217	2,374	1,113	1,601	634	(343)	-	10,596
Adjustments (a)								(295)
Net cost of net debt								(650)
Non-controlling interests								(143)
Net income - TotalEnergies share								9,508

(a) Adjustments include special items, inventory valuation effect and the effect of changes in fair value.

The management of balance sheet positions (including margin calls) related to centralized markets access for LNG, gas and power activities has been fully included in the Integrated LNG segment.

Effects of changes in the fair value of gas and LNG positions are allocated to the operating income of Integrated LNG segment.

Effects of changes in the fair value of power positions are allocated to the operating income of Integrated Power segment.

1st half 2024	Exploration			Refining	Marketing
	&	Integrated	Integrated	&	&
(M$)	Production	LNG	Power	Chemicals	Services	Corporate	Intercompany	Total
Total expenditures	4,991	1,409	2,508	878	403	68	-	10,257
Total divestments	455	79	323	165	1,203	7	-	2,232
Cash flow from operating activities	8,125	2,141	1,398	(588)	1,542	(1,442)	-	11,176

1st half 2023	Exploration			Refining	Marketing
	&	Integrated	Integrated	&	&
(M$)	Production	LNG	Power	Chemicals	Services	Corporate	Intercompany	Total
External sales	3,388	6,892	14,804	49,704	44,071	15	-	118,874
Intersegment sales	20,836	8,777	2,355	17,691	321	121	(50,101)	-
Excise taxes	-	-	-	(415)	(8,692)	-	-	(9,107)
Revenues from sales	24,224	15,669	17,159	66,980	35,700	136	(50,101)	109,767
Operating expenses	(9,924)	(13,242)	(16,165)	(63,934)	(34,459)	(437)	50,101	(88,060)
Depreciation, depletion and impairment of tangible assets and mineral interests	(4,183)	(565)	(98)	(808)	(465)	(49)	-	(6,168)
Net income (loss) from equity affiliates and other items	53	1,276	(320)	55	307	(38)	-	1,333
Tax on net operating income	(5,287)	(342)	(152)	(512)	(281)	23	-	(6,551)
Adjustments (a)	(119)	(606)	(396)	(841)	73	(40)	-	(1,929)
Adjusted operating income	5,002	3,402	820	2,622	729	(325)	-	12,250
Adjustments (a)								(1,929)
Net cost of net debt								(538)
Non-controlling interests								(138)
Net income - TotalEnergies share								9,645

(a) Adjustments include special items, inventory valuation effect and the effect of changes in fair value.

The management of balance sheet positions (including margin calls) related to centralized markets access for LNG, gas and power activities has been fully included in the Integrated LNG segment.

Effects of changes in the fair value of gas and LNG positions are allocated to the operating income of Integrated LNG segment.

Effects of changes in the fair value of power positions are allocated to the operating income of Integrated Power segment.

1st half 2023	Exploration			Refining	Marketing
	&	Integrated	Integrated	&	&
(M$)	Production	LNG	Power	Chemicals	Services	Corporate	Intercompany	Total
Total expenditures	6,621	1,821	2,041	714	415	65	-	11,677
Total divestments	57	94	298	60	329	4	-	842
Cash flow from operating activities	8,583	4,868	999	1,072	(8)	(481)	-	15,033

2nd quarter 2024	Exploration			Refining	Marketing
	&	Integrated	Integrated	&	&
(M$)	Production	LNG	Power	Chemicals	Services	Corporate	Intercompany	Total
External sales	1,416	1,986	4,464	24,516	21,358	3	-	53,743
Intersegment sales	9,796	2,111	369	8,203	164	77	(20,720)	-
Excise taxes	-	-	-	(208)	(4,352)	-	-	(4,560)
Revenues from sales	11,212	4,097	4,833	32,511	17,170	80	(20,720)	49,183
Operating expenses	(4,669)	(2,922)	(4,506)	(31,647)	(16,601)	(318)	20,720	(39,943)
Depreciation, depletion and impairment of tangible assets and mineral interests	(1,907)	(310)	(105)	(416)	(208)	(30)	-	(2,976)
Net income (loss) from equity affiliates and other items	141	526	26	(13)	(84)	29	-	625
Tax on net operating income	(2,163)	(251)	(79)	(60)	(101)	(23)	-	(2,677)
Adjustments (a)	(53)	(12)	(333)	(264)	(203)	(9)	-	(874)
Adjusted net operating income	2,667	1,152	502	639	379	(253)	-	5,086
Adjustments (a)								(874)
Net cost of net debt								(365)
Non-controlling interests								(60)
Net income - TotalEnergies share								3,787

(a) Adjustments include special items, inventory valuation effect and the effect of changes in fair value.

The management of balance sheet positions (including margin calls) related to centralized markets access for LNG, gas and power activities has been fully included in the Integrated LNG segment.

Effects of changes in the fair value of gas and LNG positions are allocated to the operating income of Integrated LNG segment.

Effects of changes in the fair value of power positions are allocated to the operating income of Integrated Power segment.

2nd quarter 2024	Exploration			Refining	Marketing
	&	Integrated	Integrated	&	&
(M$)	Production	LNG	Power	Chemicals	Services	Corporate	Intercompany	Total
Total expenditures	2,697	844	769	443	259	40	-	5,052
Total divestments	149	29	261	127	(78)	6	-	494
Cash flow from operating activities	4,535	431	1,647	1,541	1,650	(797)	-	9,007

2nd quarter 2023	Exploration			Refining	Marketing
	&	Integrated	Integrated	&	&
(M$)	Production	LNG	Power	Chemicals	Services	Corporate	Intercompany	Total
External sales	1,434	2,020	6,249	24,849	21,712	7	-	56,271
Intersegment sales	10,108	2,778	670	8,630	201	64	(22,451)	-
Excise taxes	-	-	-	(231)	(4,506)	-	-	(4,737)
Revenues from sales	11,542	4,798	6,919	33,248	17,407	71	(22,451)	51,534
Operating expenses	(5,162)	(3,797)	(6,334)	(32,042)	(16,672)	(276)	22,451	(41,832)
Depreciation, depletion and impairment of tangible assets and mineral interests	(2,117)	(277)	(51)	(394)	(241)	(26)	-	(3,106)
Net income (loss) from equity affiliates and other items	(15)	472	(250)	3	64	(17)	-	257
Tax on net operating income	(1,889)	(137)	(41)	(187)	(162)	(40)	-	(2,456)
Adjustments (a)	10	(271)	(207)	(376)	(53)	(40)	-	(937)
Adjusted net operating income	2,349	1,330	450	1,004	449	(248)	-	5,334
Adjustments (a)								(937)
Net cost of net debt								(245)
Non-controlling interests								(64)
Net income - TotalEnergies share								4,088

(a) Adjustments include special items, inventory valuation effect and the effect of changes in fair value.

The management of balance sheet positions (including margin calls) related to centralized markets access for LNG, gas and power activities has been fully included in the Integrated LNG segment.

Effects of changes in the fair value of gas and LNG positions are allocated to the operating income of Integrated LNG segment.

Effects of changes in the fair value of power positions are allocated to the operating income of Integrated Power segment.

2nd quarter 2023	Exploration			Refining	Marketing
	&	Integrated	Integrated	&	&
(M$)	Production	LNG	Power	Chemicals	Services	Corporate	Intercompany	Total
Total expenditures	2,569	626	807	489	256	30	-	4,777
Total divestments	26	45	149	52	28	4	-	304
Cash flow from operating activities	4,047	1,332	2,284	1,923	665	(351)	-	9,900

3.2) Adjustment items

The main adjustement items for 2024 are the following:

1)	An “Inventory valuation effect” amounting to $(220) million in net operating income for the Refining & Chemicals and Marketing & Services segments;
2)	An “Effect of changes in fair value” amounting to $(611) million in net operating income for the Integrated LNG and Integrated Power segments;
3)

“Asset impairment and provisions charges” of $(644) million in net operating income of the Company’s minority stake in Sunpower and Maxeon, based on their market value for the Integrated Power segment;

4)

“Gains on disposals of assets” for an amount of $ 1,397 million in net operating income generated in particular on the partial divestment of retail network in Belgium and Luxembourg and the full divestment in the Netherlands for the Marketing & Services segment. This amount includes the revaluation of shares held and consolidated under the equity method in Belgium and Luxembourg;

5)	“Other items” amounted to $(206) million in net operating income mainly consisting of the impacts of the contribution on inframarginal annuity in France.

The detail of the adjustment items is presented in the table below.

ADJUSTMENTS TO NET OPERATING INCOME

		Exploration			Refining	Marketing
		&	Integrated	Integrated	&	&
(M$)		Production	LNG	Power	Chemicals	Services	Corporate	Total
2nd quarter 2024	Inventory valuation effect	-	-	-	(263)	(64)	-	(327)
	Effect of changes in fair value	-	(12)	(279)	-	-	-	(291)
	Restructuring charges	-	-	(11)	-	-	-	(11)
	Asset impairment and provisions charges	-	-	-	-	-	-	-
	Gains (losses) on disposals of assets	-	-	29	-	(139)	-	(110)
	Other items	(53)	-	(72)	(1)	-	(9)	(135)
Total		(53)	(12)	(333)	(264)	(203)	(9)	(874)
2nd quarter 2023	Inventory valuation effect	-	-	-	(332)	(45)	-	(377)
	Effect of changes in fair value	-	(286)	175	-	-	-	(111)
	Restructuring charges	-	-	(5)	-	-	-	(5)
	Asset impairment and provisions charges	(123)	-	(346)	-	-	-	(469)
	Gains (losses) on disposals of assets	-	-	-	-	-	-	-
	Other items	133	15	(31)	(44)	(8)	(40)	25
Total		10	(271)	(207)	(376)	(53)	(40)	(937)
1st half 2024	Inventory valuation effect	-	-	-	(170)	(50)	-	(220)
	Effect of changes in fair value	-	26	(637)	-	-	-	(611)
	Restructuring charges	-	-	(11)	-	-	-	(11)
	Asset impairment and provisions charges	-	-	(644)	-	-	-	(644)
	Gains (losses) on disposals of assets	(9)	-	29	-	1,377	-	1,397
	Other items	(66)	-	(126)	(1)	-	(13)	(206)
Total		(75)	26	(1,389)	(171)	1,327	(13)	(295)
1st half 2023	Inventory valuation effect	-	-	-	(659)	(109)	-	(768)
	Effect of changes in fair value	-	(617)	72	-	-	-	(545)
	Restructuring charges	-	-	(5)	-	-	-	(5)
	Asset impairment and provisions charges	(123)	-	(346)	(60)	-	-	(529)
	Gains (losses) on disposals of assets	-	-	-	-	203	-	203
	Other items	4	11	(117)	(122)	(21)	(40)	(285)
Total		(119)	(606)	(396)	(841)	73	(40)	(1,929)